Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2012
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCGX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFCX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGYX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGNX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSAX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSCX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSYX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSIX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOAX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOCX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOYX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOIX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOAX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOCX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOYX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOIX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSAX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSCX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSYX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSIX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLAX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLCX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLYX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLIX